26. PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2018
Provision For Tax Civil And Labor Risks
PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company and its subsidiaries are involved in certain legal proceedings arising from the normal course of business, which include civil, commercial and other processes (including environmental and regulatory proceedings), tax, social security and labor risks.

The Company classifies the risk of unfavorable decisions in the legal proceedings as “probable”, “possible” or “remote”. The Company records provisions for losses classified as "probable", as determined by the Company’s Management, based on legal advice, which reflect the estimated probable losses. Contingencies classified as "possible" loss are disclosed (but not provisioned) based on reasonably estimated amounts.

The Company’s management believes that, based on the elements existing at the base date of these financial statements, its provision for tax, civil, commercial and other, as well for labor risks, is sufficient to cover estimated losses related to its legal proceedings, as set forth below.

26.1.	Contingencies for probable losses

The roll-forward of the provisions for tax, civil, commercial and other, and labor risks is summarized below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	303.4	281.7	691.7	479.7	407.5	122.5	370.6	499.9	1,773.2	1,383.8
Additions	42.3	177.1	390.9	704.0	58.1	164.1	-	11.0	491.3	1,056.2
Business combination	-	-	-	1.8	-	-	-	-	-	1.8
Reversals	(128.9)	(50.8)	(325.8)	(270.8)	(169.0)	(75.1)	(0.8)	(139.5)	(624.5)	(536.2)
Payments	(5.0)	(127.0)	(324.6)	(338.9)	(26.0)	(43.3)	-	-	(355.6)	(509.2)
Price index update	39.4	26.6	120.5	128.5	32.3	242.0	-	-	192.2	397.1
Exchange rate variation	(8.5)	(4.2)	(37.9)	(12.6)	(8.9)	(2.7)	(0.1)	(0.8)	(55.4)	(20.3)
Transfer - held for sale (1)	(12.6)	-	(46.2)	-	(12.0)	-	(0.1)	-	(70.9)	-
Ending balance	230.1	303.4	468.6	691.7	282.0	407.5	369.6	370.6	1,350.3	1,773.2

Current									495.6	536.1
Non-current									854.7	1,237.1

26.1.1	Tax

The tax contingencies consolidated and classified as probable losses relate to the following main legal proceedings:

ICMS: The Company discusses administratively and judicially judgments of ICMS arising from the ICMS tax credits on mainly related to the acquisition of use and consumption materials, property, plant and equipment, communication service, presumed credit, alleged underpayment of tax rate differential, tax rebate, isolated fine and others, in amount to R$100.7 (R$157.0 as of December 31, 2017).

PIS and COFINS: The Company discusses administratively and judicially the use of certain tax credits arising from the acquisition of raw materials to offset federal taxes, which amount is R$125.1 (R$106.5 as of December 31, 2017).

Other tax contingencies: The Company recorded other provisions for tax claims related to payment of social security contributions (SAT, INCRA, FUNRURAL, Education Salary), contributions due to joint liability for services provided by third parties, through assignment of labor debits included in REFIS with deposit awaiting consolidation and conversion into payment, in addition to debits as tax debts arising from differences of accessory obligations, import taxes, industrialized products tax, payment of compensation fees and others. In view of the amnesty payments the provision amounted in R$47.5 (R$51.6 as of December 31, 2017).

26.1.2	Labor

The Company is defendant in several labor claims individual or with the Public Minister, mainly related to overtime, time spent by the workers for changing uniforms, in-commuting hours, rest breaks, occupational accidents, among others. None of these labor claims is individually significant. The Company recorded a provision based on past history of payments and loss prognosis.

26.1.3	Civil, commercial and others

Civil contingencies are mainly related to claims relating to traffic accidents, moral and property damage, physical casualties, consumer relations, allegations contractual breaches, and allegations of noncompliance with legal obligations, among others.

26.1.3.1 Investigation by the Turkish Competition Board

The Turkish Competition Board (“TCB”) initiated an investigation for the determination of whether the undertakings engaged in the industry of chicken meat production including Banvit, an indirect subsidiary of BRF, violated the Turkish Competition Laws by controlling domestic price levels and volumes, and controlling supply in the Aegean region during the period between November 2013 and July 2017.

The Company has received an investigation report and an additional opinion from the competition authority and has submitted three written defenses. An oral hearing before the Competition Board will be held on February 27, 2019. Following the oral hearing, the Competition Board will issue its short form decision within 15 days and later the reasoned decision, which sets out the grounds for the fine, if applicable.

Based on the evidences that are presented in the Investigation Report, in the Additional Opinion and the continuing stance of the Investigation Committee requesting a fine to be imposed on the Company, it can be deemed probable that the Company will receive a fine of some sort. Although on December 31, 2018 there was a wide range of possibilities, unclear elements and significant level of uncertainty regarding the calculation of the potential fine amount. Based on the unclear elements and uncertain variables set out, it was not possible to make a precise estimation regarding the exact magnitude of the fine that would be imposed by the Competition Board in case it ultimately resolves that the Company has violated the Competition Law at the end of the Investigation. Accordingly, in the year ended December 31, 2018, no provision related to the subject process was recognized. Additionally, there are clauses in Banvit’s purchase agreement and insurance policy that may cover partially or fully future losses.

On March 14, 2019 the TCB announced a short decision regarding this investigation in which imposed an administrative fine of TRY 30.5. A reasoned decision is expected to be rendered within the course of 2019. The Company does not expect to have material losses related to this investigation.

26.2.	Contingencies classified as a risk of possible loss

The Company is involved in other tax, civil, labor and social security contingencies, for which losses have been assessed as possible by management with the support from legal counsel and therefore no provision was recorded. On December 31, 2018 the total amount of the possible contingencies was R$13,965.8 (R$13,278.4 as of December 31, 2017), of which R$369.6 (R$370.6 as of December 31, 2017) was recorded at fair value as a result of business combinations with Sadia.

26.2.1	Tax

Tax contingencies with a risk of possible loss amounted to R$12,336.9 (R$11,469.9 as of December 31, 2017), from which R$369.6 (R$370.2 as of December 31, 2017) was recorded at fair value as a result of business combination with Sadia.

The most relevant tax cases are set forth below:

Profits earned abroad: The Company was assessed by the Brazilian Internal Revenue Service for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$524.5 (R$506.3 as of December 31, 2017). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based as a result of the treaties signed to avoid double taxation. The total profits earned abroad are disclosed in note 13.3.

Income Tax and Social Contribution: The Company discusses administratively and judicially several tax assessment notices involving compensation of tax losses, refunds and offset of income and social contribution tax credits against other federal tax debts, including credits arising from the Plano Verão legal dispute. Also, on February 05, 2015 BRF received a tax assessment notice, related to the compensation of tax loss carryforwards and negative calculation basis up to limit of 30% when it has incorporated one of the groups entity during calendar year 2012. The contingent liabilities relative to the subjects discussed totaled R$1,311.1 (R$1,276.4 as of December 31, 2017).

ICMS: The Company is involved in the following disputes associated to the ICMS tax: (i) alleged undue ICMS tax credits generated by tax incentives granted by certain States local rules (“guerra fiscal”) in a total amount of R$1,724.8 (R$1,690.6 as of December 31, 2017); (ii) maintenance of ICMS tax credits on the acquisition of certain products with a reduced tax burden (“cesta básica”) in a total amount of R$816.4 (R$789.9 as of December 31, 2017); (iii) absence of evidence to prove the balances of exports in the amount of R$396.2 (R$333.8 as of December 31, 2017) and (iv) R$2,061.8 (R$1.946.2 as of December 31, 2017) related to other ICMS claims.

Related to the disputes involving “guerra fiscal” (item i above), on December 18, 2017 was published the Agreement ICMS Nº 190/2017 which regulates a Supplementary Law Nº 160/2017, allowing, after the necessary internal regulations of the States, the remission of the debts assessed/executed. On November 01, 2018 was published new ICMS Agreement nº 109/18 which partially amended ICMS Agreement nº 190/17, extending the deadlines for validating tax incentives and remitting debts to 2019.

Related to the “ICMS cesta básica” (item ii above), in a meeting held on October 16, 2014 the Federal Supreme Court ("STF") was favorable to Tax Authority of State of Rio Grande do Sul, in the judgment of the extraordinary appeal No.635,688 submitted by company Santa Lúcia, understanding as improper the integral maintenance of ICMS tax credits on the reduced tax basis of food products that composes the basic food basket. The decision has a wide reflection effect (applicable to all taxpayers). However, there is still a claim for clarification waiting to be judged, requesting more details related to the timing of such decision (i.e. whether the decision will have retrospective effects), which suggests the need to wait for this final decision to recognize the effects on our financial statements.

IPI: The Company discusses administratively and judicially the non-ratification of compensation of IPI credits resulting from purchases of exempted goods, sales to Manaus Free Zone and purchases of supplies of non-taxpayers with PIS and COFINS debits being some cases having favorable decisions. Such discussed credits totaled the amount of R$445.1 (R$441.7 as of December 31, 2017).

PIS and COFINS: The Company is involved in administrative proceedings regarding (i) offsetting of credits against other federal tax debts, (ii) disputes about the application (or not) of tax exemptions to some of our products (seasoned meats), iii) levied on the sale of certain types of products (non processed meat), (iv) Decrees 2.445 and 2.449 (“semestralidade”) and others in the amount of R$4,363.1 (R$4,001.2 as of December 31, 2017).

Social Security Taxes: The Company is involved in disputes related to social security taxes allegedly due on payments to service providers as well as joint responsibility with civil construction service providers and others in a total amount of R$244.5 (R$262.9 as of December 31, 2017).

Other Contingencies: The Company is involved in proceedings regarding to a requirement of a fine of 50% of the compensation amount of PIS/COFINS and IRPJ not approved awaiting final decision of the processes, basis of calculation of social contribution on net income, tax on services and others of several natures, fees, property tax, import tax, IOF, as well as an isolate fine arising from alleged errors on Digital Fiscal Bookkeeping (“EFD”) on 2012, totaling R$449.3 (R$190.0 as of December 31, 2017).

26.2.2	Labor

On December 31, 2017 the contingencies assessed as possible loss totaled R$125.5 (R$139.3 as of December 31, 2017).

26.2.3	Civil

The civil contingencies for which losses were assessed as possible totaled R$1,503.4 (R$1,714.9 as of December 31, 2017) and were mainly related to claims for damages, including moral damages, arising from work accidents, traffic accidents, consumer relations, allegations of contractual noncompliance, allegations of noncompliance with legal obligations, among others.

26.2.4	Other

The Company has been subject to two external investigations, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as well as a shareholders class action also in 2018. The development of these processes and the already incurred effects are described in the notes 1.2 and 1.3.

26.3.	Contingent Assets

26.3.1	Exclusion of VAT (ICMS) from PIS and COFINS tax base

On March 15, 2017, the Supreme court in the judgment of the Extraordinary Appeal No. 574.706 of the State of Paraná, moved by Import, Export and Oil Industry ("IMCOPA"), established the thesis, with general repercussion, that the ICMS is not part of the tax basis for PIS and COFINS. The judgment of the Extraordinary Appeal it is still pending the assessment of the opposing objections by the Union.

The Company has in its name an estimated contingent asset in the amount of R$954.6, corresponding to PIS / COFINS paid in the past, including ICMS in the calculation basis. In addition, the Company has other actions on the same subject by merged companies, with favorable decisions, whose amounts are already being determined and will be recognized upon final decision (note 11.2).